American Century Investments®
Quarterly Portfolio Holdings
Avantis® Real Estate ETF (AVRE)
May 31, 2022

Avantis Real Estate ETF - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Diversified REITs — 10.3%
Abacus Property Group	36,093	75,707
Activia Properties, Inc.	12	38,203
AEW UK REIT PLC	4,535	6,985
Alarko Gayrimenkul Yatirim Ortakligi AS	8,120	16,441
Alexander & Baldwin, Inc.(1)	2,140	43,656
Argosy Property Ltd.	29,708	24,169
BMO Commercial Property Trust Ltd.	40,076	59,342
Broadstone Net Lease, Inc.	3,054	64,592
Centuria Capital Group	18,438	29,243
Charter Hall Group	18,765	178,430
Charter Hall Long Wale REIT	33,925	119,635
Cofinimmo SA	1,950	254,713
Cromwell European Real Estate Investment Trust	11,800	25,941
Custodian Reit PLC	16,033	20,109
D&D Platform REIT Co. Ltd.	2,203	9,493
Daiwa House REIT Investment Corp.	128	316,245
Embassy Office Parks REIT	25,476	129,335
ESCON Japan Reit Investment Corp.	7	7,346
Essential Properties Realty Trust, Inc.	2,898	66,306
Fibra Uno Administracion SA de CV	193,447	202,682
Fortress REIT Ltd., A Shares	54,108	42,898
Fortress REIT Ltd., B Shares(1)	42,705	10,217
Gecina SA	4,531	533,079
Goodman Property Trust	61,371	85,247
GPT Group	122,767	423,125
Growthpoint Properties Australia Ltd.	17,628	49,588
Growthpoint Properties Ltd.	262,135	241,275
H&R Real Estate Investment Trust	7,703	85,383
Hankyu Hanshin REIT, Inc.	37	42,975
Heiwa Real Estate REIT, Inc.(2)	42	47,558
Hulic Reit, Inc.	67	84,373
ICADE	495	28,762
Industrials REIT Ltd.	1,331	3,128
InvenTrust Properties Corp.	2,808	83,229
Is Gayrimenkul Yatirim Ortakligi AS(1)	89,258	80,251
JR Global Reit	7,674	35,026
Kenedix Office Investment Corp.	32	164,465
Land Securities Group PLC	43,211	417,297
LondonMetric Property PLC	45,918	148,155
LXI REIT PLC(2)	33,719	61,365
Mapletree North Asia Commercial Trust	128,000	112,960
Marimo Regional Revitalization REIT, Inc.	5	5,384
Menivim- The New REIT Ltd.	29,225	16,186
Merlin Properties Socimi SA	17,475	197,458
Mirvac Group	172,123	278,794
Nomura Real Estate Master Fund, Inc.	187	243,949
NTT UD REIT Investment Corp.	114	134,643
One Liberty Properties, Inc.	432	11,850

OUE Commercial Real Estate Investment Trust	19,500	5,605
Ozak Gayrimenkul Yatirim Ortakligi(1)	58,017	17,293
PRO Real Estate Investment Trust	1,560	8,843
PS Business Parks, Inc.	861	161,549
Redefine Properties Ltd.	455,627	127,590
Reit 1 Ltd.	11,667	70,028
SA Corporate Real Estate Ltd.	103,018	14,196
Samty Residential Investment Corp.	14	14,885
Schroder Real Estate Investment Trust Ltd.	19,445	13,308
Secure Income REIT PLC	9,102	53,969
Sekisui House Reit, Inc.	106	65,499
SK REITs Co. Ltd.	4,572	25,442
Standard Life Investment Property Income Trust Ltd.	20,416	20,743
Star Asia Investment Corp.	68	32,084
Stockland, REIT	144,106	413,001
STORE Capital Corp.	4,365	120,430
Stride Property Group	13,346	15,033
Takara Leben Real Estate Investment Corp.	34	31,819
Tokaido REIT, Inc.	10	9,237
Tokyu REIT, Inc.	65	96,903
United Urban Investment Corp.	190	212,107
Washington Real Estate Investment Trust	4,286	104,107
WP Carey, Inc.	7,936	667,735
XYMAX REIT Investment Corp.	10	9,985
Ziraat Gayrimenkul Yatirim Ortakligi AS(1)	60,302	11,132
		7,679,716
Health Care REITs — 8.0%
Aedifica SA	2,004	232,371
Arena REIT	20,664	63,778
Assura PLC	70,501	63,784
CareTrust REIT, Inc.	1,858	34,429
Community Healthcare Trust, Inc.	727	27,393
First Real Estate Investment Trust	22,900	4,751
Global Medical REIT, Inc.	2,246	29,198
Health Care & Medical Investment Corp.	24	30,773
Healthcare Realty Trust, Inc.	6,626	192,618
Healthcare Trust of America, Inc., Class A	6,583	197,819
Healthpeak Properties, Inc.	33,395	991,498
Impact Healthcare Reit PLC	13,499	20,247
LTC Properties, Inc.	1,828	70,817
National Health Investors, Inc.	2,541	150,300
NorthWest Healthcare Properties Real Estate Investment Trust	5,821	60,794
Parkway Life Real Estate Investment Trust	24,000	86,438
Physicians Realty Trust	6,388	118,497
Primary Health Properties PLC	35,468	66,268
Universal Health Realty Income Trust	750	40,252
Ventas, Inc.	21,117	1,198,179
Vital Healthcare Property Trust	30,480	57,355
Welltower, Inc.	25,119	2,237,852
		5,975,411
Hotel & Resort REITs — 2.4%
Apple Hospitality REIT, Inc.	8,294	138,593
Ascott Residence Trust	120,700	102,049
CDL Hospitality Trusts	48,300	43,902

DiamondRock Hospitality Co.(1)	6,221	64,014
Far East Hospitality Trust	37,900	17,938
Hoshino Resorts REIT, Inc.	8	43,161
Host Hotels & Resorts, Inc.	44,695	893,453
Japan Hotel REIT Investment Corp.	233	120,572
Pebblebrook Hotel Trust	4,487	101,002
Primaris Real Estate Investment Trust	1,411	15,707
Ryman Hospitality Properties, Inc.(1)	1,982	176,973
Summit Hotel Properties, Inc.(1)	2,472	21,605
Sunstone Hotel Investors, Inc.(1)	7,055	84,448
		1,823,417
Industrial REITs — 16.7%
AIMS APAC REIT	33,700	33,899
Americold Realty Trust	7,481	207,149
Ascendas Real Estate Investment Trust	209,300	425,626
Centuria Industrial REIT	32,037	78,713
CRE Logistics REIT, Inc.	26	41,799
Dexus Industria REIT	10,455	24,039
Dream Industrial Real Estate Investment Trust	4,863	54,634
Duke Realty Corp.	23,305	1,231,203
EastGroup Properties, Inc.	2,280	368,334
Equites Property Fund Ltd.	34,744	42,925
ESR-LOGOS REIT	242,627	72,524
First Industrial Realty Trust, Inc.	5,961	316,827
Frasers Logistics & Commercial Trust	118,000	116,971
GLP J-Reit	230	296,033
Goodman Group	91,856	1,351,227
Granite Real Estate Investment Trust	1,477	106,368
Industrial & Infrastructure Fund Investment Corp.	74	109,396
Industrial Logistics Properties Trust	1,073	16,374
Innovative Industrial Properties, Inc.	568	75,572
Japan Logistics Fund, Inc.	45	113,190
LaSalle Logiport REIT	79	112,175
LXP Industrial Trust	16,405	189,642
Macquarie Mexico Real Estate Management SA de CV	7,103	9,499
Mapletree Industrial Trust	103,800	187,588
Mapletree Logistics Trust	168,500	201,210
Mitsubishi Estate Logistics REIT Investment Corp.	14	51,072
Mitsui Fudosan Logistics Park, Inc.	27	116,471
Montea NV	470	50,489
Nexus Industrial REIT	746	6,948
Nippon Prologis REIT, Inc.	104	277,537
PLA Administradora Industrial S de RL de CV	21,883	32,957
Plymouth Industrial REIT, Inc.	913	18,543
Prologis Property Mexico SA de CV	20,599	54,427
Prologis, Inc.	29,699	3,786,029
Rexford Industrial Realty, Inc.	5,865	374,598
Segro PLC	65,636	916,739
SOSiLA Logistics REIT, Inc.	33	39,356
STAG Industrial, Inc.	5,631	187,512
Summit Industrial Income REIT	4,553	69,257
Terreno Realty Corp.	2,327	141,272
Tritax Big Box REIT PLC	92,656	237,693
Urban Logistics REIT PLC	26,295	57,612

Warehouse Reit PLC	13,291	26,776
Warehouses De Pauw, CVA	8,788	323,846
		12,552,051
Office REITs — 7.2%
Alexandria Real Estate Equities, Inc.	6,235	1,034,698
Allied Properties Real Estate Investment Trust	3,608	110,620
alstria office REIT AG	4,468	65,379
AREIT, Inc.	67,110	51,826
Centuria Office REIT	16,668	24,258
Cousins Properties, Inc.	7,986	275,916
Daiwa Office Investment Corp.	26	140,316
Derwent London PLC	4,927	184,598
Dexus	69,647	523,206
Dream Office Real Estate Investment Trust	2,213	40,731
Easterly Government Properties, Inc.	1,876	36,826
GDI Property Group Partnership	18,694	14,133
Great Portland Estates PLC	11,067	91,478
Hibernia REIT PLC	25,541	43,848
Highwoods Properties, Inc.	4,648	182,620
Inmobiliaria Colonial Socimi SA	18,083	148,350
Inovalis Real Estate Investment Trust	1,821	11,489
Intervest Offices & Warehouses NV	1,584	45,489
Japan Excellent, Inc.	74	74,077
Japan Prime Realty Investment Corp.	52	165,885
Japan Real Estate Investment Corp.	75	371,842
JBG SMITH Properties	1,552	40,057
Keppel Pacific Oak US REIT	27,800	19,278
Keppel REIT	132,000	110,665
Kilroy Realty Corp.	5,306	322,074
Manulife US Real Estate Investment Trust	60,900	36,476
Mindspace Business Parks REIT	5,995	26,552
Mori Hills REIT Investment Corp.	83	98,040
Nippon Building Fund, Inc.	90	488,869
NSI NV	805	33,022
One REIT, Inc.	8	17,439
Orion Office REIT, Inc.	1	13
Orix JREIT, Inc.	148	213,999
Postal Realty Trust, Inc.	657	10,446
Precinct Properties New Zealand Ltd.	102,700	92,986
Prime US REIT	20,400	14,568
Prosperity REIT	8,000	2,743
Sankei Real Estate, Inc.	7	5,299
Vakif Gayrimenkul Yatirim Ortakligi AS(1)	82,194	9,743
Veris Residential, Inc.(1)	3,279	52,759
Vornado Realty Trust	4,016	140,399
Workspace Group PLC	4,739	42,753
		5,415,765
Real Estate Operating Companies†
Lighthouse Properties PLC	6,819	3,310
Residential REITs — 14.5%
Advance Residence Investment Corp.	64	179,277
American Campus Communities, Inc.	3,536	229,840
American Homes 4 Rent, Class A	8,780	324,509
Apartment Income REIT Corp.	4,677	209,810

AvalonBay Communities, Inc.	6,512	1,354,236
Boardwalk Real Estate Investment Trust	1,516	60,120
BRT Apartments Corp.	831	19,038
BSR Real Estate Investment Trust	111	1,937
Camden Property Trust	5,482	786,612
Canadian Apartment Properties REIT	2,915	114,079
Care Property Invest NV	1,790	46,598
Centerspace	540	44,809
Civitas Social Housing PLC	19,108	20,078
Comforia Residential REIT, Inc.	31	81,516
Daiwa Securities Living Investments Corp.	123	112,722
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	62,401	10,930
Equity LifeStyle Properties, Inc.	8,245	624,146
Equity Residential	18,496	1,421,048
Essex Property Trust, Inc.	3,054	866,878
European Residential Real Estate Investment Trust	2,697	9,915
Flagship Communities REIT	178	3,147
Independence Realty Trust, Inc.	7,608	178,864
Ingenia Communities Group	16,352	48,038
InterRent Real Estate Investment Trust	2,083	22,529
Invitation Homes, Inc.	18,462	696,387
Irish Residential Properties REIT PLC	24,205	37,299
Kenedix Residential Next Investment Corp.	45	74,847
Killam Apartment Real Estate Investment Trust	2,650	40,226
Mid-America Apartment Communities, Inc.	5,485	992,785
Minto Apartment Real Estate Investment Trust	957	13,922
Nippon Accommodations Fund, Inc.	32	166,511
PRS REIT PLC	25,506	34,712
Sinpas Gayrimenkul Yatirim Ortakligi AS(1)	1,078	560
Sun Communities, Inc.	5,022	824,261
Triple Point Social Housing REIT PLC	8,179	9,402
UDR, Inc.	18,002	860,496
UMH Properties, Inc.	2,615	51,489
UNITE Group PLC	17,694	257,842
Xior Student Housing NV	1,209	62,400
		10,893,815
Retail REITs — 16.0%
AEON REIT Investment Corp.	80	95,696
Agree Realty Corp.	3,373	234,660
Altarea SCA	266	40,068
British Land Co. PLC	63,433	419,868
BWP Trust	30,865	91,358
Capital & Counties Properties PLC(2)	33,693	69,097
CapitaLand Integrated Commercial Trust	376,100	599,843
Carmila SA	4,519	70,919
Charter Hall Retail REIT	47,146	144,883
Choice Properties Real Estate Investment Trust	7,118	84,863
Crombie Real Estate Investment Trust	2,083	28,556
CT Real Estate Investment Trust	2,476	34,296
Eurocommercial Properties NV	2,736	70,110
Federal Realty Investment Trust	4,556	523,803
First Capital Real Estate Investment Trust	4,854	59,828
Fortune Real Estate Investment Trust	86,000	77,010
Frasers Centrepoint Trust	60,700	103,526

Frontier Real Estate Investment Corp.	35	144,233
Fukuoka REIT Corp.	44	57,370
Getty Realty Corp.	1,051	29,365
Hamborner REIT AG	5,993	56,041
HomeCo Daily Needs REIT	63,637	61,604
Hyprop Investments Ltd.	35,419	83,615
Japan Metropolitan Fund Invest	107	90,583
Kenedix Retail REIT Corp.	27	58,273
Kimco Realty Corp.	37,663	890,730
Kite Realty Group Trust	5,437	113,960
Kiwi Property Group Ltd.	7,641	5,122
Klepierre SA	21,128	482,297
Lendlease Global Commercial REIT	73,554	43,980
Link REIT	87,300	789,397
LOTTE Reit Co. Ltd.	8,967	43,600
Mapletree Commercial Trust	71,400	92,605
National Retail Properties, Inc.	9,395	416,199
NETSTREIT Corp.	1,833	38,548
Phillips Edison & Co., Inc.	3,692	124,568
Realty Income Corp.	27,022	1,843,441
Regency Centers Corp.	8,171	557,344
Resilient REIT Ltd.	14,616	50,923
Retail Opportunity Investments Corp.	2,733	49,385
RioCan Real Estate Investment Trust	12,018	216,160
Sasseur Real Estate Investment Trust	31,800	19,132
Shaftesbury PLC(2)	10,868	81,980
Shopping Centres Australasia Property Group	64,791	137,885
Simon Property Group, Inc.	13,838	1,586,527
SITE Centers Corp.	9,951	156,430
SmartCentres Real Estate Investment Trust	4,077	94,830
SPH REIT	92,300	63,623
Spirit Realty Capital, Inc.	4,450	186,856
Starhill Global REIT	64,300	27,385
Supermarket Income REIT PLC	43,863	71,271
Urstadt Biddle Properties, Inc., Class A	2,000	35,200
Vastned Retail NV	530	13,669
Vicinity Centres	206,866	279,960
Vukile Property Fund Ltd.	47,645	41,830
Waypoint REIT Ltd.	32,069	57,485
Wereldhave NV	2,312	38,707
		11,980,497
Specialized REITs — 24.7%
American Tower Corp.	16,861	4,318,608
Automotive Properties Real Estate Investment Trust	346	3,871
Big Yellow Group PLC	7,210	122,271
Charter Hall Social Infrastructure REIT	28,129	73,215
Crown Castle International Corp.	15,246	2,891,404
CubeSmart	7,258	323,199
Digital Realty Trust, Inc.	7,679	1,071,912
Equinix, Inc.	2,824	1,940,342
ESR Kendall Square REIT Co. Ltd.	7,678	41,936
Extra Space Storage, Inc.	4,814	857,855
Four Corners Property Trust, Inc.	2,467	68,015
Gaming and Leisure Properties, Inc.	6,968	326,242

Gladstone Land Corp.	1,215	32,610
Hotel Property Investments	12,000	30,979
Keppel DC REIT	61,900	92,944
Koramco Energy Plus Reit	4,451	23,710
Lamar Advertising Co., Class A	3,761	368,390
Life Storage, Inc.	3,200	373,632
National Storage Affiliates Trust	2,878	150,951
National Storage REIT	63,197	109,102
Power REIT(1)	112	2,565
Public Storage	8,984	2,970,470
Rural Funds Group	15,191	32,898
Safestore Holdings PLC	10,575	151,551
SBA Communications Corp.	3,803	1,280,128
Stor-Age Property REIT Ltd.	19,430	18,359
Uniti Group, Inc.	4,249	48,184
VICI Properties, Inc.	26,711	824,034
		18,549,377
TOTAL COMMON STOCKS (Cost $78,775,021)		74,873,359
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	96,174	96,174
State Street Navigator Securities Lending Government Money Market Portfolio(3)	51,795	51,795
TOTAL SHORT-TERM INVESTMENTS (Cost $147,969)		147,969
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $78,922,990)		75,021,328
OTHER ASSETS AND LIABILITIES†		29,162
TOTAL NET ASSETS — 100.0%		$75,050,490

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $110,433. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $118,451, which includes securities collateral of $66,656.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Diversified REITs	1,323,454	6,356,262	—
Health Care REITs	5,288,852	686,559	—
Hotel and Resort REITs	1,480,088	343,329	—
Industrial REITs	6,913,055	5,638,996	—
Office REITs	2,095,808	3,319,957	—
Real Estate Operating Companies	—	3,310	—
Residential REITs	9,485,208	1,408,607	—
Retail REITs	6,787,016	5,193,481	—
Specialized REITs	17,848,541	700,836	—
Short-Term Investments	147,969	—	—
	51,369,991	23,651,337	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.